Note 3 - Trade Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
3—TRADE
ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2017	2016
Trade accounts receivable	12,202	10,286
Notes receivable	181	116
Less: allowance for doubtful accounts	(1,029)	(960)
Total	11,354	9,442
Less current portion	(11,277)	(9,143)
Total long-term portion	77	299

Notes receivable usually represent commercial bills of exchange (drafts) with initial maturities of
90
days or less.

Bad debt expenses amount to a cost of
€107
thousand, an income of
€18
thousand and a cost of
€17
thousand, respectively for the years ended
December 31, 2017,
2016
and
2015.

Long term portion consists of sales type leases of medical devices.

Future minimum payments to be received over the
five
coming years are as follows:

Sales type leases

2018	217
2019	45
2020	21
2021	10
2022	-
Total minimum payments	293